Income taxes - Summary of reconciliation of effective tax rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	$ (3,552)		$ (2,743)		$ (3,981)
Tax at the domestic rates applicable to profits in the countries where the Group operates	(238)		(241)		(606)
Non-deductible expenses	46		66		108
Current year losses for which no deferred tax asset is recognized	211		196		513
Benefits from previously unrecognized tax losses	(16)		(19)		(10)
Changes in estimates related to prior years		[1]		[1]	2
Income tax expense	$ 3		$ 2		$ 7

[1]	Amount less than $1 million